Trade and other receivables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables

in CHF thousands	2022	2021
Trade receivables	521	23,710
Value added tax	250	1,770
Withholding tax	173	24
Other receivables	75	146
Balance at December 31	1,019	25,650
Trade receivables are denominated in the following currencies:

in CHF thousands	2022	2021
CHF	160	958
EUR	—	3,127
USD	361	19,625
Balance at December 31	521	23,710
The decrease in trade receivables for 2022 mainly related to the License and Collaboration Agreement with Novartis entered into in December 2021. The amount invoiced to Novartis in December 2021 was received in cash in January 2022.